LRT-Q3

Quarterly Report
January 31, 2026
MFS®  Lifetime®  Income Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.1%
Bond Funds – 70.8%
MFS Emerging Markets Debt Fund - Class R6	408,700	$5,235,455
MFS Emerging Markets Debt Local Currency Fund - Class R6	853,333	5,230,929
MFS Global Opportunistic Bond Fund - Class R6	4,448,686	36,568,198
MFS Government Securities Fund - Class R6	6,003,446	52,229,980
MFS High Income Fund - Class R6	3,311,683	10,431,800
MFS Inflation-Adjusted Bond Fund - Class R6	5,744,243	52,215,170
MFS Limited Maturity Fund - Class R6	17,720,860	104,553,075
MFS Total Return Bond Fund - Class R6	10,578,904	101,980,636
		$368,445,243
International Equity Funds – 5.5%
MFS Blended Research International Equity Fund - Class R6	776,480	$14,395,939
MFS International Growth Fund - Class R6	57,911	2,841,122
MFS International Intrinsic Value Fund - Class R6	62,199	2,853,675
MFS Research International Fund - Class R6	316,331	8,629,521
		$28,720,257
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,624,238	$10,391,982
MFS Global Real Estate Fund - Class R6	634,683	10,465,917
		$20,857,899
U.S. Equity Funds – 18.3%
MFS Blended Research Core Equity Fund - Class R6	211,715	$8,498,242
MFS Blended Research Growth Equity Fund - Class R6	305,644	8,432,723
MFS Blended Research Mid Cap Equity Fund - Class R6	1,001,641	15,355,163
MFS Blended Research Small Cap Equity Fund - Class R6	326,184	5,049,331
MFS Blended Research Value Equity Fund - Class R6	631,386	10,430,499
MFS Growth Fund - Class R6	42,504	8,369,127
MFS Mid Cap Growth Fund - Class R6	267,863	7,569,796
MFS Mid Cap Value Fund - Class R6	238,953	7,754,007
MFS New Discovery Fund - Class R6 (a)	68,515	2,505,587
MFS New Discovery Value Fund - Class R6	143,368	2,549,078
MFS Research Fund - Class R6	149,548	8,479,364
MFS Value Fund - Class R6	202,271	10,429,104
		$95,422,021
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.73% (v)	7,636,514	$7,638,041
Total Mutual Funds		$521,083,461

Other Assets, Less Liabilities – (0.1)%		(534,742)
Net Assets – 100.0%		$520,548,719

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $521,083,461.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Supplemental Information (unaudited) – continued
investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$521,083,461	$—	$—	$521,083,461
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,977,043	$749,513	$2,676,421	$575,880	$872,227	$8,498,242
MFS Blended Research Growth Equity Fund	8,983,337	799,657	3,074,558	1,253,435	470,852	8,432,723
MFS Blended Research International Equity Fund	13,827,039	1,227,302	4,542,832	1,392,102	2,492,328	14,395,939
MFS Blended Research Mid Cap Equity Fund	16,562,828	829,354	4,382,507	427,572	1,917,916	15,355,163
MFS Blended Research Small Cap Equity Fund	5,514,113	530,370	2,053,513	132,611	925,750	5,049,331
MFS Blended Research Value Equity Fund	11,044,059	1,347,118	2,946,766	431,420	554,668	10,430,499
MFS Commodity Strategy Fund	10,844,294	1,947,216	3,396,341	(131,358)	1,128,171	10,391,982
MFS Emerging Markets Debt Fund	5,517,060	232,162	919,215	22,045	383,403	5,235,455
MFS Emerging Markets Debt Local Currency Fund	5,521,050	153,224	972,924	(16,027)	545,606	5,230,929
MFS Global Opportunistic Bond Fund	38,612,226	1,636,542	3,926,138	(278,833)	524,401	36,568,198
MFS Global Real Estate Fund	11,050,168	654,348	1,583,805	86,430	258,776	10,465,917
MFS Government Securities Fund	52,402,994	2,817,732	3,227,991	(412,040)	649,285	52,229,980
MFS Growth Fund	8,983,350	1,419,725	2,608,363	714,220	(139,805)	8,369,127
MFS High Income Fund	11,032,870	565,671	1,519,555	(2,834)	355,648	10,431,800
MFS Inflation-Adjusted Bond Fund	55,156,231	2,594,343	4,732,870	(546,772)	(255,762)	52,215,170
MFS Institutional Money Market Portfolio	13,576,203	14,842,487	20,782,869	318	1,902	7,638,041
MFS International Growth Fund	2,764,988	333,413	529,820	142,337	130,204	2,841,122
MFS International Intrinsic Value Fund	2,764,219	365,586	699,717	200,632	222,955	2,853,675
MFS Limited Maturity Fund	110,283,464	4,303,747	10,399,092	(117,002)	481,958	104,553,075
MFS Mid Cap Growth Fund	8,297,620	1,388,761	1,717,326	542,833	(942,092)	7,569,796
MFS Mid Cap Value Fund	8,274,921	814,865	2,100,216	100,337	664,100	7,754,007
MFS New Discovery Fund	2,764,392	113,800	1,024,472	471,162	180,705	2,505,587
MFS New Discovery Value Fund	2,745,809	357,983	797,183	14,985	227,484	2,549,078
MFS Research Fund	8,978,197	1,412,604	2,470,001	780,169	(221,605)	8,479,364
MFS Research International Fund	8,294,957	991,083	1,765,267	419,489	689,259	8,629,521
MFS Total Return Bond Fund	107,555,611	4,198,706	11,127,949	(962,457)	2,316,725	101,980,636
MFS Value Fund	11,044,812	1,200,757	2,483,845	652,145	15,235	10,429,104
	$551,373,855	$47,828,069	$98,461,556	$5,892,799	$14,450,294	$521,083,461

Supplemental Information (unaudited) – continued

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$92,450	$488,522
MFS Blended Research Growth Equity Fund	111,555	422,503
MFS Blended Research International Equity Fund	366,907	233,562
MFS Blended Research Mid Cap Equity Fund	120,274	360,337
MFS Blended Research Small Cap Equity Fund	69,403	267,206
MFS Blended Research Value Equity Fund	235,713	919,543
MFS Commodity Strategy Fund	1,482,805	—
MFS Emerging Markets Debt Fund	210,323	—
MFS Emerging Markets Debt Local Currency Fund	125,731	—
MFS Global Opportunistic Bond Fund	1,406,998	—
MFS Global Real Estate Fund	343,454	—
MFS Government Securities Fund	1,504,920	—
MFS Growth Fund	—	1,126,261
MFS High Income Fund	528,204	—
MFS Inflation-Adjusted Bond Fund	2,199,700	—
MFS Institutional Money Market Portfolio	317,351	—
MFS International Growth Fund	37,762	117,499
MFS International Intrinsic Value Fund	57,390	173,591
MFS Limited Maturity Fund	3,775,478	—
MFS Mid Cap Growth Fund	—	1,008,403
MFS Mid Cap Value Fund	126,430	483,617
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	92,510	177,684
MFS Research Fund	68,199	1,157,026
MFS Research International Fund	198,465	277,791
MFS Total Return Bond Fund	3,433,892	—
MFS Value Fund	151,259	767,728
	$17,057,173	$7,981,273